Note 15 - Commitments - Flow Through Liability (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Balance, opening	$ 11,666	$ 0	$ 0
Addition	1,900,762	20,143	977,534
Recovery of flow-through premium liability	(120,902)	(8,477)	(977,534)
Balance, closing	$ 1,791,526	$ 11,666	$ 0